CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2009
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, no par value
Common stock, shares issued	59,823,730	59,433,828	29,999,999
Common stock, shares outstanding	59,561,899	58,256,930	30,000,000
Treasury stock, shares	261,831	1,176,898